                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4775
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                               MFS SERIES TRUST II
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                   Date of reporting period: November 30, 2006
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

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

MFS(R) EMERGING GROWTH FUND

LETTER FROM THE CEO                                               1
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PORTFOLIO COMPOSITION                                             2
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MANAGEMENT REVIEW                                                 3
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PERFORMANCE SUMMARY                                               6
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EXPENSE TABLE                                                    10
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PORTFOLIO OF INVESTMENTS                                         12
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STATEMENT OF ASSETS AND LIABILITIES                              19
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STATEMENT OF OPERATIONS                                          22
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STATEMENTS OF CHANGES IN NET ASSETS                              24
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FINANCIAL HIGHLIGHTS                                             25
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NOTES TO FINANCIAL STATEMENTS                                    34
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM          45
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TRUSTEES AND OFFICERS                                            46
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    52
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PROXY VOTING POLICIES AND INFORMATION                            56
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QUARTERLY PORTFOLIO DISCLOSURE                                   56
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FEDERAL TAX INFORMATION                                          56
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MFS(R) PRIVACY NOTICE                                            57
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CONTACT INFORMATION                                      BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       11/30/06
                                                                        MEG-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 16, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.8%
              Cash & Other Net Assets                     2.2%

              TOP TEN HOLDINGS

              Adobe Systems, Inc.                         2.7%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.3%
              ------------------------------------------------
              News Corp., "A"                             2.1%
              ------------------------------------------------
              Marvell Technology Group Ltd.               2.0%
              ------------------------------------------------
              GlobalSantaFe Corp.                         2.0%
              ------------------------------------------------
              Google, Inc., "A"                           1.9%
              ------------------------------------------------
              Rockwell Automation, Inc.                   1.8%
              ------------------------------------------------
              Electronic Arts, Inc.                       1.7%
              ------------------------------------------------
              American Tower Corp., "A"                   1.7%
              ------------------------------------------------
              Roche Holding AG                            1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 23.9%
              ------------------------------------------------
              Health Care                                15.7%
              ------------------------------------------------
              Special Products & Services                10.3%
              ------------------------------------------------
              Financial Services                          8.9%
              ------------------------------------------------
              Leisure                                     8.7%
              ------------------------------------------------
              Retailing                                   8.2%
              ------------------------------------------------
              Energy                                      6.4%
              ------------------------------------------------
              Industrial Goods & Services                 5.7%
              ------------------------------------------------
              Utilities & Communications                  3.8%
              ------------------------------------------------
              Consumer Staples                            3.0%
              ------------------------------------------------
              Basic Materials                             1.5%
              ------------------------------------------------
              Autos & Housing                             1.3%
              ------------------------------------------------
              Transportation                              0.4%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/06.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended November 30, 2006, Class A shares of the MFS Emerging Growth Fund provided a total return of 8.55%, at net asset value. This compares with a return of 8.82% for the fund's benchmark, the Russell 3000 Growth Index.

DETRACTORS FROM PERFORMANCE

Stock selection in the health care sector was the principal detractor from performance relative to the benchmark. Within this sector, our holdings in Advanced Medical Optics and Alcon(c)(g), both of which are eye care medical products makers, held back results. Advanced Medical Optics struggled after the company lowered its earnings guidance for 2007. Management cited a slowdown in laser vision correction procedures and a slower-than-expected uptake of its multifocal intraocular lenses as reasons for its dampened outlook. Alcon lagged the benchmark as the company faced increased competition in the multifocal lens market and slower growth in its pharmaceutical line of business. Additionally, we believe Alcon's performance was hurt by the delayed introduction of several of the pharmaceutical products in their pipeline.

The fund's underweighted position in the strong-performing industrial goods and services sector hindered relative returns. A combination of stock selection and our underweighting in the consumer staples sector also hurt performance over the period.

Several names in the technology sector were among the fund's top detractors. Among these, our positions in online information portal Yahoo! and network equipment manufacturer Juniper Networks were particularly poor performers. The share price of Yahoo! declined as growth in their ad businesses and premium branded business slowed. Juniper Networks lowered earnings guidance earlier in the period causing their share prices to decline. Juniper also suffered when they delayed their second quarter filing due to investigations into their options practices. Other technology holdings that hurt results included networking chip maker Marvell Technology Group(c), and telecommunications equipment supplier Nortel Networks(c)(g). Our positioning in enterprise software firm Oracle(g) also detracted as the stock was sold from the fund prior to a run-up in share price.

Elsewhere, our holdings in multimedia image provider Getty Images(g), specialty apparel retailer Chicos(g), and online auctioneer eBay held back relative performance.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector boosted the fund's relative results. Within this sector, two financial exchanges, Euronext(c)(g) and Chicago Mercantile Exchange Holdings, performed exceptionally well. Shares of Euronext skyrocketed early in the year on speculation that it was a possible acquisition target as well as strong fundamental performance. In June, Euronext announced that it agreed to a merger proposal from the NYSE Group. Chicago Mercantile Exchange (CME) gained on solid margin growth and increased volume in foreign exchange contracts. Shares also got a boost after the CME announced plans to merge with the Chicago Board of Trade to create the world's largest derivatives exchange.

A combination of stock selection and our overweighted position in the strong-performing utilities and communications sector aided relative performance. Holdings that performed well in this sector included communications tower management firm American Tower and Latin American wireless communications company America Movil(c). American Tower's shares rose on strong earnings growth, driven by higher pricing and increases in tenants per tower. America Movil gained as solid subscriber growth and margin improvement led to better-than-expected earnings results.

Several technology holdings also contributed to relative returns. These included mobile phone manufacturer Nokia(c)(g) and wireless solutions developer Research In Motion(c). Underweighting microchip giant Intel, a poor-performing benchmark constituent, also helped results.

Other stocks that benefited performance included billing software company Amdocs(c), biotechnology firm Celgene, and casino resorts operator Las Vegas Sands.

During the reporting period, currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Respectfully,

Eric B. Fischman
Portfolio Manager

Note to Shareholders: Effective June 2006, David E. Sette-Ducati was no longer a portfolio manager of the fund.

(c) Security is not a benchmark constituent.
(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 11/30/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                   MFS Emerging Growth    Russell 3000
                   Fund -- Class A        Growth Index

        11/96            $ 9,425            $10,000
        11/97             11,184             12,542
        11/98             12,232             15,690
        11/99             16,747             20,643
        11/00             15,129             18,228
        11/01             11,015             14,242
        11/02              7,758             11,035
        11/03              9,460             13,034
        11/04             10,348             13,847
        11/05             11,690             15,175
        11/06             12,690             16,513

TOTAL RETURNS THROUGH 11/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr        5-yr        10-yr
------------------------------------------------------------------------------
        A                 9/13/93               8.55%       2.87%        3.02%
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        B                12/29/86               7.74%       2.09%        2.24%
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        C                 4/01/96               7.72%       2.09%        2.25%
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        I                 1/02/97               8.83%       3.12%        3.28%
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        R                12/31/02               8.30%       2.67%        2.92%
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       R1                 4/01/05               7.69%       2.06%        2.23%
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       R2                 4/01/05               8.01%       2.16%        2.28%
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       R3                10/31/03               8.10%       2.27%        2.33%
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       R4                 4/01/05               8.36%       2.82%        2.99%
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       R5                 4/01/05               8.69%       2.92%        3.04%
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      529A                7/31/02               8.27%       2.57%        2.87%
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      529B                7/31/02               7.93%       1.96%        2.18%
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      529C                7/31/02               8.36%       2.05%        2.22%
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AVERAGE ANNUAL
Comparative benchmark

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Russell 3000 Growth Index (f)                   8.82%       3.00%        5.14%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
------------------------------------------------------------------------------
        A                                       2.31%       1.66%        2.41%
With Initial Sales Charge (5.75%)
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        B                                       3.74%       1.72%        2.24%
With CDSC (Declining over six years
from 4% to 0%) (x)
------------------------------------------------------------------------------
        C                                       6.72%       2.09%        2.25%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------
      529A                                      2.05%       1.36%        2.26%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
      529B                                      3.93%       1.59%        2.18%
With CDSC (Declining over six years
from 4% to 0%) (x)
------------------------------------------------------------------------------
      529C                                      7.36%       2.05%        2.22%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Russell 3000 Growth Index - constructed to provide a comprehensive barometer for the growth securities in the small to large-cap segment of the U.S. equity universe. Companies in this Index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R, R4, R5, and 529A shares includes the performance of the fund's Class A shares prior to their offering. Performance for R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. For reporting periods ending prior to March 31, 2004, when quoting performance for the fund's Class I, R, and 529A shares, the performance of these share classes included the performance of the fund's Class B shares, rather than Class A shares. The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A shares now has a 10 year performance history, and share class performance is being blended to Class A based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class I, R, and 529A shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Class I, R and 529A shares under the prior methodology is available at mfs.com. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2006 through November 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 through November 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                          Annualized    Beginning        Ending       Period(p)
Share                       Expense   Account Value   Account Value    6/01/06-
Class                        Ratio       6/01/06        11/30/06      11/30/06
--------------------------------------------------------------------------------
        Actual               1.26%      $1,000.00       $1,093.50       $6.61
  A     ------------------------------------------------------------------------
        Hypothetical (h)     1.26%      $1,000.00       $1,018.75       $6.38
--------------------------------------------------------------------------------
        Actual               2.01%      $1,000.00       $1,089.40      $10.53
  B     ------------------------------------------------------------------------
        Hypothetical (h)     2.01%      $1,000.00       $1,014.99      $10.15
--------------------------------------------------------------------------------
        Actual               2.01%      $1,000.00       $1,089.30      $10.53
  C     ------------------------------------------------------------------------
        Hypothetical (h)     2.01%      $1,000.00       $1,014.99      $10.15
--------------------------------------------------------------------------------
        Actual               1.01%      $1,000.00       $1,095.10       $5.30
  I     ------------------------------------------------------------------------
        Hypothetical (h)     1.01%      $1,000.00       $1,020.00       $5.11
--------------------------------------------------------------------------------
        Actual               1.51%      $1,000.00       $1,092.20       $7.92
  R     ------------------------------------------------------------------------
        Hypothetical (h)     1.51%      $1,000.00       $1,017.50       $7.64
--------------------------------------------------------------------------------
        Actual               2.11%      $1,000.00       $1,089.50      $11.05
 R1     ------------------------------------------------------------------------
        Hypothetical (h)     2.11%      $1,000.00       $1,014.49      $10.66
--------------------------------------------------------------------------------
        Actual               1.74%      $1,000.00       $1,090.80       $9.12
 R2     ------------------------------------------------------------------------
        Hypothetical (h)     1.74%      $1,000.00       $1,016.34       $8.80
--------------------------------------------------------------------------------
        Actual               1.66%      $1,000.00       $1,091.30       $8.70
 R3     ------------------------------------------------------------------------
        Hypothetical (h)     1.66%      $1,000.00       $1,016.75       $8.39
--------------------------------------------------------------------------------
        Actual               1.41%      $1,000.00       $1,092.50       $7.40
 R4     ------------------------------------------------------------------------
        Hypothetical (h)     1.41%      $1,000.00       $1,018.00       $7.13
--------------------------------------------------------------------------------
        Actual               1.11%      $1,000.00       $1,094.20       $5.83
 R5     ------------------------------------------------------------------------
        Hypothetical (h)     1.11%      $1,000.00       $1,019.50       $5.62
--------------------------------------------------------------------------------
        Actual               1.61%      $1,000.00       $1,092.70       $8.45
 529A   ------------------------------------------------------------------------
        Hypothetical (h)     1.61%      $1,000.00       $1,017.00       $8.14
--------------------------------------------------------------------------------
        Actual               2.26%      $1,000.00       $1,092.80      $11.86
 529B   ------------------------------------------------------------------------
        Hypothetical (h)     2.26%      $1,000.00       $1,013.74      $11.41
--------------------------------------------------------------------------------
        Actual               2.26%      $1,000.00       $1,096.90      $11.88
 529C   ------------------------------------------------------------------------
        Hypothetical (h)     2.26%      $1,000.00       $1,013.74      $11.41
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
11/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
-----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR             VALUE ($)
-----------------------------------------------------------------------------------------------------
Aerospace - 3.0%
-----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                   446,200        $   40,358,790
Precision Castparts Corp.                                               283,600            21,400,457
United Technologies Corp.                                               475,700            30,696,921
                                                                                       --------------
                                                                                       $   92,456,168
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.8%
-----------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                         549,200        $   23,730,932
Li & Fung Ltd.                                                        1,210,000             3,515,430
NIKE, Inc., "B"                                                         225,200            22,283,540
Under Armour, Inc. (a)                                                  164,500             7,718,340
                                                                                       --------------
                                                                                       $   57,248,242
-----------------------------------------------------------------------------------------------------
Automotive - 1.3%
-----------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                   383,570        $   39,829,909
-----------------------------------------------------------------------------------------------------
Biotechnology - 5.7%
-----------------------------------------------------------------------------------------------------
Actelion Ltd. (a)(l)                                                     83,400        $   14,875,703
Amgen, Inc. (a)                                                         487,500            34,612,500
Celgene Corp. (a)                                                       396,500            22,096,945
Genentech, Inc. (a)                                                     195,700            15,998,475
Genzyme Corp. (a)                                                       605,980            39,025,112
Gilead Sciences, Inc. (a)                                               183,990            12,128,621
Millipore Corp. (a)                                                     590,540            40,398,841
                                                                                       --------------
                                                                                       $  179,136,197
-----------------------------------------------------------------------------------------------------
Broadcasting - 2.6%
-----------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                625,100        $   16,427,628
News Corp., "A"                                                       3,217,800            66,286,680
                                                                                       --------------
                                                                                       $   82,714,308
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.5%
-----------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)                                      80,500        $    8,219,855
Charles Schwab Corp.                                                  1,712,400            31,405,416
Chicago Mercantile Exchange Holdings, Inc., "A"                          72,800            38,991,680
Deutsche Boerse AG                                                       47,600             7,971,150
EFG International (a)(l)                                                271,783            10,208,025
Evercore Partners, Inc. (a)                                              83,610             3,084,373
Goldman Sachs Group, Inc.                                               107,360            20,913,728
Greenhill & Co., Inc.                                                   113,600             7,919,056
Lazard Ltd.                                                             300,970            13,670,057
                                                                                       --------------
                                                                                       $  142,383,340
-----------------------------------------------------------------------------------------------------
Business Services - 7.5%
-----------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                       1,026,691        $   39,578,938
CheckFree Corp. (a)                                                     574,500            24,019,845
Cognizant Technology Solutions Corp., "A" (a)                           387,800            31,628,968
Corporate Executive Board Co.                                           265,110            25,084,708
Equinix, Inc. (a)                                                       316,500            24,155,280
First Data Corp.                                                      1,519,000            38,354,750
Global Payments, Inc.                                                   284,800            13,043,840
Western Union Co. (a)                                                 1,689,000            38,509,200
                                                                                       --------------
                                                                                       $  234,375,529
-----------------------------------------------------------------------------------------------------
Chemicals - 1.5%
-----------------------------------------------------------------------------------------------------
Monsanto Co.                                                            976,900        $   46,959,583
-----------------------------------------------------------------------------------------------------
Computer Software - 5.1%
-----------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                               2,100,000        $   84,273,000
Cognos, Inc. (a)                                                        186,300             7,621,533
McAfee, Inc. (a)                                                        721,000            21,060,410
Salesforce.com, Inc. (a)                                                339,100            13,224,900
TIBCO Software, Inc. (a)                                              3,635,700            33,848,367
                                                                                       --------------
                                                                                       $  160,028,210
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.6%
-----------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                421,200        $   38,615,616
Hewlett-Packard Co.                                                     253,000             9,983,380
                                                                                       --------------
                                                                                       $   48,598,996
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
-----------------------------------------------------------------------------------------------------
DeVry, Inc.                                                             621,400        $   16,293,108
eBay, Inc. (a)                                                          628,500            20,331,975
ITT Educational Services, Inc. (a)                                      293,200            20,104,724
Monster Worldwide, Inc. (a)                                             323,000            14,098,950
New Oriental Educational & Technology Group, ADR (a)                    343,290            10,954,384
Strayer Education, Inc.                                                  66,890             7,361,245
                                                                                       --------------
                                                                                       $   89,144,386
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                               850,600        $   55,357,048
-----------------------------------------------------------------------------------------------------
Electronics - 7.7%
-----------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                               1,915,200        $   34,435,296
ASML Holding N.V. (a)                                                   253,300             6,307,170
FormFactor, Inc. (a)                                                     78,000             2,914,080
Intel Corp.                                                           2,054,100            43,855,035
Intersil Corp., "A"                                                     559,200            13,851,384
Marvell Technology Group Ltd. (a)                                     3,051,000            62,972,640
Nintendo Co. Ltd.                                                        43,700            10,419,593
Samsung Electronics Co. Ltd., GDR                                        57,090            19,524,780
SanDisk Corp. (a)                                                       829,300            36,820,920
Synopsys, Inc. (a)                                                      345,300             8,822,415
                                                                                       --------------
                                                                                       $  239,923,313
-----------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
-----------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                     452,600        $   16,614,946
XTO Energy, Inc.                                                        314,700            15,923,820
                                                                                       --------------
                                                                                       $   32,538,766
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-----------------------------------------------------------------------------------------------------
Hess Corp.                                                              219,300        $   11,024,211
-----------------------------------------------------------------------------------------------------
Food & Beverages - 2.3%
-----------------------------------------------------------------------------------------------------
Nestle S.A.                                                              98,230        $   34,680,987
PepsiCo, Inc.                                                           580,200            35,954,994
                                                                                       --------------
                                                                                       $   70,635,981
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.9%
-----------------------------------------------------------------------------------------------------
Carnival Corp.                                                          156,100        $    7,647,339
International Game Technology                                         1,023,400            44,804,452
Las Vegas Sands Corp. (a)                                               173,400            15,876,504
Shuffle Master, Inc. (a)                                                197,100             6,137,694
Station Casinos, Inc.                                                   247,200            16,819,488
                                                                                       --------------
                                                                                       $   91,285,477
-----------------------------------------------------------------------------------------------------
General Merchandise - 1.4%
-----------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                  309,000        $   16,148,340
Family Dollar Stores, Inc.                                              525,100            14,645,039
Kohl's Corp. (a)                                                        177,300            12,340,080
                                                                                       --------------
                                                                                       $   43,133,459
-----------------------------------------------------------------------------------------------------
Internet - 3.6%
-----------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR (a)                                                222,600        $   25,772,628
CNET Networks, Inc. (a)                                                 892,100             8,082,426
Google, Inc., "A" (a)                                                   125,360            60,789,571
TENCENT Holdings Ltd.                                                 3,751,000            10,343,296
Yahoo!, Inc. (a)                                                        334,900             9,038,951
                                                                                       --------------
                                                                                       $  114,026,872
-----------------------------------------------------------------------------------------------------
Leisure & Toys - 2.4%
-----------------------------------------------------------------------------------------------------
Activision, Inc. (a)                                                    301,300        $    5,137,165
Electronic Arts, Inc. (a)                                               940,700            52,538,095
THQ, Inc. (a)                                                           308,700            10,048,185
Ubisoft Entertainment S.A. (a)(l)                                       120,300             7,570,528
                                                                                       --------------
                                                                                       $   75,293,973
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-----------------------------------------------------------------------------------------------------
Deere & Co.                                                             282,200        $   27,091,200
-----------------------------------------------------------------------------------------------------
Major Banks - 1.6%
-----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                              640,200        $   22,752,708
State Street Corp.                                                      438,600            27,250,218
                                                                                       --------------
                                                                                       $   50,002,926
-----------------------------------------------------------------------------------------------------
Medical Equipment - 5.4%
-----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                     1,147,760        $   40,183,078
Cytyc Corp. (a)                                                       1,554,511            40,759,278
FoxHollow Technologies, Inc. (a)                                        207,000             5,483,430
Medtronic, Inc.                                                         438,400            22,853,792
ResMed, Inc. (a)                                                        322,800            16,140,000
St. Jude Medical, Inc. (a)                                            1,050,500            39,152,135
Thoratec Corp. (a)                                                      364,100             5,363,193
                                                                                       --------------
                                                                                       $  169,934,906
-----------------------------------------------------------------------------------------------------
Network & Telecom - 5.2%
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                               2,633,800        $   70,796,544
Juniper Networks, Inc. (a)                                            1,091,711            23,242,527
NICE Systems Ltd., ADR (a)                                            1,054,360            33,739,520
QUALCOMM, Inc.                                                          543,100            19,872,029
Research In Motion Ltd. (a)                                             114,600            15,909,918
                                                                                       --------------
                                                                                       $  163,560,538
-----------------------------------------------------------------------------------------------------
Oil Services - 5.0%
-----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   1,023,880        $   61,432,800
National-Oilwell Varco, Inc. (a)                                        372,100            24,748,371
Noble Corp.                                                             406,100            31,371,225
Schlumberger Ltd.                                                       555,800            38,061,184
                                                                                       --------------
                                                                                       $  155,613,580
-----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.8%
-----------------------------------------------------------------------------------------------------
American Express Co.                                                    683,100        $   40,111,632
Moody's Corp.                                                            91,600             6,364,368
SLM Corp.                                                               120,900             5,542,056
UBS AG                                                                  614,700            37,017,234
                                                                                       --------------
                                                                                       $   89,035,290
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.7%
-----------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                           252,600        $    3,311,586
Network Appliance, Inc. (a)                                             486,200            19,063,902
                                                                                       --------------
                                                                                       $   22,375,488
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
-----------------------------------------------------------------------------------------------------
Allergan, Inc.                                                          324,990        $   37,887,334
GlaxoSmithKline PLC                                                   1,369,100            36,362,341
Johnson & Johnson                                                       319,700            21,071,427
Roche Holding AG                                                        273,830            49,481,842
                                                                                       --------------
                                                                                       $  144,802,944
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
-----------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B" (a)                                      554,620        $    6,439,138
-----------------------------------------------------------------------------------------------------
Restaurants - 0.6%
-----------------------------------------------------------------------------------------------------
Chipotle Mexican Grill Inc., "B" (a)                                    192,300        $   10,413,045
Texas Roadhouse, Inc., "A" (a)                                          528,000             7,254,720
                                                                                       --------------
                                                                                       $   17,667,765
-----------------------------------------------------------------------------------------------------
Specialty Stores - 5.0%
-----------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                      342,400        $   18,821,728
CarMax, Inc. (a)                                                        141,300             6,519,582
Dick's Sporting Goods, Inc. (a)                                         100,400             5,385,456
GameStop Corp., "A" (a)                                                 301,800            16,915,890
Lowe's Cos., Inc.                                                       884,700            26,682,552
Nordstrom, Inc.                                                         314,700            15,426,594
Staples, Inc.                                                           912,100            23,231,187
Submarino S.A.                                                          663,500            19,733,141
Urban Outfitters, Inc. (a)                                              430,100             9,582,628
Williams-Sonoma, Inc.                                                   496,900            15,761,668
                                                                                       --------------
                                                                                       $  158,060,426
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
-----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                    850,220        $   37,809,283
Rogers Communications, Inc., "B"                                        216,200            13,251,151
                                                                                       --------------
                                                                                       $   51,060,434
-----------------------------------------------------------------------------------------------------
Telephone Services - 2.2%
-----------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                         1,367,008        $   51,768,593
Global Crossing Ltd. (a)                                                319,300             8,244,326
Level 3 Communications, Inc. (a)                                      1,526,000             8,148,840
                                                                                       --------------
                                                                                       $   68,161,759
-----------------------------------------------------------------------------------------------------
Tobacco - 0.7%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      277,000        $   23,326,170
-----------------------------------------------------------------------------------------------------
Trucking - 0.4%
-----------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                     384,700        $   11,464,060
-----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $2,678,992,085)                                  $3,064,690,592
-----------------------------------------------------------------------------------------------------
Partnerships - 0.0%
-----------------------------------------------------------------------------------------------------
Real Estate - 0.0%
-----------------------------------------------------------------------------------------------------
Copley Partners 1 LP (a)(z)                                           3,000,000        $        5,220
Copley Partners 2 LP (a)(z)                                           3,000,000                 5,730
-----------------------------------------------------------------------------------------------------
TOTAL PARTNERSHIPS (IDENTIFIED COST, $193,740)                                         $       10,950
-----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 0.5%
-----------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.3025%, dated 11/30/06, due 12/01/06, total to be received $14,787,988 (secured by
U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in an jointly traded account), at Cost            $14,785,810        $   14,785,810
-----------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.3%
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31%, dated 11/30/06, due 12/01/06,
total to be received $73,602,855 (secured by various U.S.
Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account), at Cost                    $73,592,000        $   73,592,000
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,767,563,635) (k)                                $3,153,079,352
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.6)%                                                   (19,269,837)
-----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                    $3,133,809,515
-----------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of November 30, 2006 the fund had two securities that were fair valued, aggregating $10,950 and less than 0.01% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                      CURRENT
                                     ACQUISITION       ACQUISITION     MARKET    TOTAL % OF
RESTRICTED SECURITIES                    DATE              COST        VALUE     NET ASSETS
Copley Partners 1 LP                  12/02/86          $1,437,794    $ 5,220
Copley Partners 2 LP             10/01/86 - 8/09/91      2,451,234      5,730
-------------------------------------------------------------------------------------------
Total Restricted Securities                                           $10,950       0.0%

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 11/30/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value, including $14,404,932 of securities
on loan (identified cost, $2,767,563,635)                        $3,153,079,352
Foreign currency, at value (identified cost, $846,802)                  861,490
Receivable for investments sold                                      34,730,891
Receivable for fund shares sold                                         952,500
Interest and dividends receivable                                     1,784,808
Other assets                                                              7,908
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $3,191,416,949
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable to custodian                                                   $853,242
Payable for investments purchased                                    31,713,241
Payable for fund shares reacquired                                    7,830,789
Collateral for securities loaned, at value                           14,785,810
Payable to affiliates
  Management fee                                                        123,026
  Shareholder servicing costs                                           830,322
  Distribution and service fees                                          75,370
  Administrative services fee                                             2,776
  Program manager fees                                                       16
  Retirement plan administration and services fees                          472
Payable for independent trustees' compensation                          122,661
Accrued expenses and other liabilities                                1,269,709
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $57,607,434
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $3,133,809,515
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,996,883,265
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         385,568,680
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (248,525,076)
Accumulated net investment loss                                        (117,354)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $3,133,809,515
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  85,774,043
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                     $2,152,378,416
  Shares outstanding                                                 57,494,005
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $37.44
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                   $39.72
-----------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                       $675,784,159
  Shares outstanding                                                 19,737,793
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $34.24
-----------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                       $151,723,382
  Shares outstanding                                                  4,457,318
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $34.04
-----------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $76,727,123
  Shares outstanding                                                  2,000,914
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $38.35
-----------------------------------------------------------------------------------------------------
Class R shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $11,083,381
  Shares outstanding                                                    299,017
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $37.07
-----------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                         $2,775,733
  Shares outstanding                                                     81,195
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $34.19
-----------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                         $3,747,529
  Shares outstanding                                                    109,028
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $34.37
-----------------------------------------------------------------------------------------------------
Class R3 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                         $8,667,744
  Shares outstanding                                                    235,377
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $36.82
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                         $9,758,171
  Shares outstanding                                                    261,300
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $37.34
-----------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                        $39,964,169
  Shares outstanding                                                  1,064,767
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $37.53
-----------------------------------------------------------------------------------------------------
Class 529A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $846,696
  Shares outstanding                                                     22,947
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $36.90
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                   $39.15
-----------------------------------------------------------------------------------------------------
Class 529B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $229,305
  Shares outstanding                                                      6,739
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $34.03
-----------------------------------------------------------------------------------------------------
Class 529C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $123,707
  Shares outstanding                                                      3,643
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $33.96
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 11/30/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $19,476,697
  Interest                                                             4,396,093
  Foreign taxes withheld                                                (603,425)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $23,269,365
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $24,898,859
  Distribution and service fees                                       15,913,988
  Program manager fees                                                     2,576
  Shareholder servicing costs                                          7,587,249
  Administrative services fee                                            459,152
  Retirement plan administration and services fees                        40,860
  Independent trustees' compensation                                      64,035
  Custodian fee                                                          831,998
  Shareholder communications                                             384,225
  Auditing fees                                                           49,628
  Legal fees                                                              73,388
  Miscellaneous                                                          770,863
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $51,076,821
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (311,917)
  Reduction of expenses by investment adviser                           (906,635)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $49,858,269
------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(26,588,904)
------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                          $ 538,318,561
  Foreign currency transactions                                         (198,927)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $538,119,634
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $(255,981,194)
  Translation of assets and liabilities in foreign currencies             60,109
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                     $(255,921,085)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $282,198,549
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $255,609,645
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                     YEARS ENDED 11/30
                                                            ----------------------------------
                                                                      2006                2005
CHANGE IN NET ASSETS

FROM OPERATIONS
----------------------------------------------------------------------------------------------
Net investment loss                                           $(26,588,904)       $(35,464,347)
Net realized gain (loss) on investments and foreign
currency transactions                                          538,119,634         675,007,863
Net unrealized gain (loss) on investments and foreign
currency translation                                          (255,921,085)       (191,729,164)
----------------------------------------------------------------------------------------------
Change in net assets from operations                          $255,609,645        $447,814,352
----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $(821,425,260)    $(1,043,091,318)
----------------------------------------------------------------------------------------------
Total change in net assets                                   $(565,815,615)      $(595,276,966)
----------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------
At beginning of period                                       3,699,625,130       4,294,902,096
At end of period (including accumulated net investment
loss of $117,354 and $116,235, respectively)                $3,133,809,515      $3,699,625,130
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                        YEARS ENDED 11/30
                                                 -----------------------------------------------------------------------------
                                                       2006           2005           2004                2003             2002
Net asset value, beginning of period                 $34.49         $30.53         $27.91              $22.90           $32.50
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.20)        $(0.20)        $(0.16)             $(0.16)          $(0.19)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  3.15           4.16           2.78                5.17            (9.41)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.95          $3.96          $2.62               $5.01           $(9.60)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $37.44         $34.49         $30.53              $27.91           $22.90
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             8.55          12.97           9.39(b)(q)         21.93(j)        (29.57)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.29           1.31           1.29                1.33             1.27
Expenses after expense reductions (f)                  1.26           1.27           1.26                 N/A             1.27
Net investment loss                                   (0.56)         (0.65)         (0.55)              (0.65)           (0.69)
Portfolio turnover                                      124             88             89                 100              116
Net assets at end of period (000 omitted)        $2,152,378     $2,359,893     $2,463,488          $2,676,123       $2,512,127
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                         YEARS ENDED 11/30
                                                   ---------------------------------------------------------------------------
                                                       2006           2005           2004                2003             2002
Net asset value, beginning of period                 $31.78         $28.34         $26.12              $21.59           $30.87
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.43)        $(0.41)        $(0.36)             $(0.32)          $(0.38)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  2.89           3.85           2.58                4.85            (8.90)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.46          $3.44          $2.22               $4.53           $(9.28)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $34.24         $31.78         $28.34              $26.12           $21.59
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             7.74          12.14           8.50(b)(q)         20.98(j)        (30.08)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.04           2.06           2.04                2.08             2.02
Expenses after expense reductions (f)                  2.01           2.02           2.01                 N/A             2.02
Net investment loss                                   (1.32)         (1.39)         (1.32)              (1.39)           (1.45)
Portfolio turnover                                      124             88             89                 100              116
Net assets at end of period (000 omitted)          $675,784     $1,045,179     $1,507,258          $2,117,444       $2,332,435
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS C                                                                         YEARS ENDED 11/30
                                                   ---------------------------------------------------------------------------
                                                       2006           2005           2004                2003             2002
Net asset value, beginning of period                 $31.60         $28.18         $25.97              $21.46           $30.69
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.42)        $(0.40)        $(0.35)             $(0.31)          $(0.37)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  2.86           3.82           2.56                4.82            (8.86)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.44          $3.42          $2.21               $4.51           $(9.23)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $34.04         $31.60         $28.18              $25.97           $21.46
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             7.72          12.14           8.51(b)(q)         21.02(j)        (30.07)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.04           2.06           2.04                2.08             2.02
Expenses after expense reductions (f)                  2.01           2.02           2.01                 N/A             2.02
Net investment loss                                   (1.32)         (1.39)         (1.31)              (1.40)           (1.45)
Portfolio turnover                                      124             88             89                 100              116
Net assets at end of period (000 omitted)          $151,723       $188,715       $226,371            $283,183         $298,296
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 11/30
                                                   ----------------------------------------------------------------------------
                                                       2006           2005           2004                2003             2002
Net asset value, beginning of period                 $35.24         $31.11         $28.39              $23.23           $32.89
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.11)        $(0.13)        $(0.09)             $(0.10)          $(0.12)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  3.22           4.26           2.81                5.26            (9.54)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $3.11          $4.13          $2.72               $5.16           $(9.66)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $38.35         $35.24         $31.11              $28.39           $23.23
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                8.83          13.28           9.58(b)(q)         22.21(j)        (29.37)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.04           1.06           1.04                1.07             1.02
Expenses after expense reductions (f)                  1.01           1.02           1.01                 N/A             1.02
Net investment loss                                   (0.31)         (0.40)         (0.31)              (0.40)           (0.44)
Portfolio turnover                                      124             88             89                 100              116
Net assets at end of period (000 omitted)           $76,727        $86,254        $88,452             $90,539          $71,750
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R                                                                 YEARS ENDED 11/30
                                                    ---------------------------------------------------------
                                                       2006           2005           2004             2003(i)
Net asset value, beginning of period                 $34.23         $30.38         $27.86              $21.40
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.29)        $(0.29)        $(0.19)             $(0.24)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  3.13           4.14           2.71                6.70
-------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.84          $3.85          $2.52               $6.46
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $37.07         $34.23         $30.38              $27.86
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                8.30          12.67           9.05(b)(q)         30.19(j)(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.54           1.57           1.52                1.56(a)
Expenses after expense reductions (f)                  1.51           1.53           1.49                 N/A
Net investment loss                                   (0.81)         (0.92)         (0.68)              (1.02)(a)
Portfolio turnover                                      124             88             89                 100
Net assets at end of period (000 omitted)           $11,083        $14,287         $7,596                $244
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                            YEARS ENDED 11/30
                                                                                   -------------------
                                                                                     2006      2005(i)
Net asset value, beginning of period                                               $31.75       $27.89
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                          $(0.44)      $(0.40)
  Net realized and unrealized gain (loss) on investments and foreign currency        2.88         4.26
------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.44        $3.86
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $34.19       $31.75
------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              7.69        13.84(n)
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.24         2.29(a)
Expenses after expense reductions (f)                                                2.11         2.21(a)
Net investment loss                                                                 (1.37)       (1.71)(a)
Portfolio turnover                                                                    124           88
Net assets at end of period (000 omitted)                                          $2,776         $712
------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R2                                                                            YEARS ENDED 11/30
                                                                                   -------------------
                                                                                     2006      2005(i)
Net asset value, beginning of period                                               $31.82       $27.89
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                          $(0.29)      $(0.25)
  Net realized and unrealized gain (loss) on investments and foreign currency        2.84         4.18
------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.55        $3.93
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $34.37       $31.82
------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              8.01        14.09(n)
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.93         1.99(a)
Expenses after expense reductions (f)                                                1.75         1.88(a)
Net investment loss                                                                 (1.01)       (1.27)(a)
Portfolio turnover                                                                    124           88
Net assets at end of period (000 omitted)                                          $3,748         $319
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                              YEARS ENDED 11/30
                                                     ---------------------------------------------------
                                                       2006         2005         2004            2003(i)
Net asset value, beginning of period                 $34.06       $30.29       $27.85             $27.45
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.32)      $(0.36)      $(0.25)            $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  3.08         4.13         2.69               0.43
--------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.76        $3.77        $2.44              $0.40
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $36.82       $34.06       $30.29             $27.85
--------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                8.10        12.45         8.76(b)(q)         1.46(n)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.79         1.82         1.77               1.72(a)
Expenses after expense reductions (f)                  1.66         1.76         1.74                N/A
Net investment loss                                   (0.94)       (1.16)       (0.93)             (1.25)(a)
Portfolio turnover                                      124           88           89                100
Net assets at end of period (000 omitted)            $8,668       $3,199       $1,059                 $5
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                           YEARS ENDED 11/30
                                                                                  -------------------
                                                                                     2006     2005(i)
Net asset value, beginning of period                                               $34.46      $30.11
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                          $(0.25)     $(0.19)
  Net realized and unrealized gain (loss) on investments and foreign currency        3.13        4.54
-----------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.88       $4.35
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $37.34      $34.46
-----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              8.36       14.45(n)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.43        1.45(a)
Expenses after expense reductions (f)                                                1.41        1.41(a)
Net investment loss                                                                 (0.69)      (0.89)(a)
Portfolio turnover                                                                    124          88
Net assets at end of period (000 omitted)                                          $9,758        $109
-----------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R5                                                                           YEARS ENDED 11/30
                                                                                  -------------------
                                                                                     2006     2005(i)
Net asset value, beginning of period                                               $34.53      $30.11
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                          $(0.17)     $(0.11)
  Net realized and unrealized gain (loss) on investments and foreign currency        3.17        4.53
-----------------------------------------------------------------------------------------------------
Total from investment operations                                                    $3.00       $4.42
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $37.53      $34.53
-----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              8.69       14.68(n)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.12        1.14(a)
Expenses after expense reductions (f)                                                1.10        1.10(a)
Net investment loss                                                                 (0.46)      (0.53)(a)
Portfolio turnover                                                                    124          88
Net assets at end of period (000 omitted)                                         $39,964         $57
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                                       YEARS ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                       2006           2005           2004                2003             2002
Net asset value, beginning of period                 $34.08         $30.27         $27.79              $22.87           $22.70
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.31)        $(0.32)        $(0.24)             $(0.26)          $(0.04)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  3.13           4.13           2.72                5.18             0.21
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.82          $3.81          $2.48               $4.92            $0.17
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $36.90         $34.08         $30.27              $27.79           $22.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             8.27          12.59           8.92(b)(q)         21.51(j)          0.75(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.64           1.66           1.63                1.67             1.62(a)
Expenses after expense reductions (f)                  1.61           1.62           1.60                 N/A             1.62(a)
Net investment loss                                   (0.91)         (1.01)         (0.85)              (1.07)           (0.71)(a)
Portfolio turnover                                      124             88             89                 100              116
Net assets at end of period (000 omitted)              $847           $599           $437                $258              $17
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS 529B                                                                       YEARS ENDED 11/30
                                                   ---------------------------------------------------------------------------
                                                       2006           2005           2004                2003          2002(i)
Net asset value, beginning of period                 $31.53         $28.18         $26.04              $21.56           $21.46
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.50)        $(0.48)        $(0.41)             $(0.41)          $(0.10)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  3.00           3.83           2.55                4.89             0.20
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.50          $3.35          $2.14               $4.48            $0.10
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $34.03         $31.53         $28.18              $26.04           $21.56
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             7.93          11.89           8.22(b)(q)         20.72(j)          0.51(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.29           2.31           2.28                2.33             2.27(a)
Expenses after expense reductions (f)                  2.26           2.27           2.25                 N/A             2.27(a)
Net investment loss                                   (1.56)         (1.65)         (1.51)              (1.72)           (1.41)(a)
Portfolio turnover                                      124             88             89                 100              116
Net assets at end of period (000 omitted)              $229           $210           $212                $130               $8
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                       YEARS ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                       2006           2005           2004                2003          2002(i)
Net asset value, beginning of period                 $31.34         $28.02         $25.89              $21.44           $21.33
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.50)        $(0.53)        $(0.41)             $(0.38)          $(0.10)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  3.12           3.85           2.54                4.83             0.21
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.62          $3.32          $2.13               $4.45            $0.11
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $33.96         $31.34         $28.02              $25.89           $21.44
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             8.36          11.85           8.23(b)(q)         20.76(j)          0.52(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.29           2.34           2.28                2.33             2.27(a)
Expenses after expense reductions (f)                  2.26           2.30           2.25                 N/A             2.27(a)
Net investment loss                                   (1.55)         (1.74)         (1.52)              (1.67)           (1.45)(a)
Portfolio turnover                                      124             88             89                 100              116
Net assets at end of period (000 omitted)              $124            $91            $28                 $17               $6
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B,
    Class C, Class I, Class R, Class R3, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2004 would have been lower by 0.12%, respectively.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R), October
    31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, Class A, Class B, Class C, Class
    I, Class R, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2003 would have been lower by
    2.45%, 2.59%, 2.61%, 2.41%, 2.61%, 2.45%, 2.59% and 2.62%, respectively.
(n) Not annualized.
(q) The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R, Class R3,
    Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2004 would have been lower by 0.36%,
    0.38%, 0.39%, 0.35%, 0.36%, 0.36%, 0.36%, 0.39% and 0.39%, respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Fund (the fund) is a series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended November 30, 2006, the fund's custodian fees were reduced by $259,735 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended November 30, 2006, the fund's custodian expenses were reduced by $52,182 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the years ended November 30, 2006 and November 30, 2005.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 11/30/06

          Cost of investments                           $2,772,296,107
          ------------------------------------------------------------
          Gross appreciation                              $428,003,404
          Gross depreciation                               (47,220,159)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $380,783,245
          Capital loss carryforwards                      (243,792,604)
          Other temporary differences                          (64,391)

As of November 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              11/30/10                  $(243,792,604)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 30, 2008. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $2.5 billion of average daily net assets        0.75%
          Average daily net assets in excess of $2.5 billion    0.70%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.60% in excess of $2.5 billion of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended November 30, 2006, this waiver amounted to $878,408 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended November 30, 2006 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $101,461 and $646 for the year ended November 30, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                    TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION        SERVICE     DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE       FEE RATE          PLAN(d)           RATE(e)                 FEE
Class A                             0.10%          0.25%            0.35%             0.25%          $5,605,763
Class B                             0.75%          0.25%            1.00%             1.00%           8,502,960
Class C                             0.75%          0.25%            1.00%             1.00%           1,676,701
Class R                             0.25%          0.25%            0.50%             0.50%              67,354
Class R1                            0.50%          0.25%            0.75%             0.75%              13,809
Class R2                            0.25%          0.25%            0.50%             0.50%               5,844
Class R3                            0.25%          0.25%            0.50%             0.50%              27,538
Class R4                               --          0.25%            0.25%             0.25%               8,262
Class 529A                          0.25%          0.25%            0.50%             0.35%               2,447
Class 529B                          0.75%          0.25%            1.00%             1.00%               2,220
Class 529C                          0.75%          0.25%            1.00%             1.00%               1,090
---------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                 $15,913,988

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    November 30, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended November 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $43,725
              Class B                                 $1,080,473
              Class C                                    $11,980
              Class 529B                                      --
              Class 529C                                      --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended November 30, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                  $1,748
              Class 529B                                     555
              Class 529C                                     273
              --------------------------------------------------
              Total Program Manager Fees                  $2,576

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended November 30, 2006, the fee was $3,227,829, which equated to 0.0956% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub- accounting expenses paid by MFSC on behalf of the fund. For the year ended November 30, 2006, these costs amounted to $1,921,758. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended November 30, 2006 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended November 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                              ANNUAL
                                                           EFFECTIVE      TOTAL
                                               FEE RATE      RATE(g)     AMOUNT

Class R1                                          0.45%        0.35%     $8,285
Class R2                                          0.40%        0.25%      4,711
Class R3                                          0.25%        0.15%     13,769
Class R4                                          0.15%        0.15%      4,957
Class R5                                          0.10%        0.10%      9,138
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
Services Fees                                                           $40,860

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended November 30, 2006, this waiver amounted to $9,102 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $8,637. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $4,906. Both amounts are included in independent trustees' compensation for the year ended November 30, 2006. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $114,428 at November 30, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $7,908 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended November 30, 2006, the fee paid to Tarantino LLC was $19,677. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $19,125, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $4,115,366,314 and $4,940,427,879, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                   YEAR ENDED                          YEAR ENDED
                                    11/30/06                           11/30/05(i)
                           SHARES            AMOUNT            SHARES            AMOUNT

Shares sold
  Class A                 9,585,348        $337,368,045      12,679,605        $400,304,416
  Class B                 1,628,188          52,894,459       2,218,343          64,823,802
  Class C                   263,642           8,524,095         413,604          12,142,153
  Class I                   280,250          10,210,411         328,384          10,722,028
  Class R                    73,212           2,560,855         420,730          13,035,069
  Class R1                   84,910           2,720,677          33,544             997,328
  Class R2                  111,858           3,687,396          10,120             311,376
  Class R3                  235,494           8,071,519         108,815           3,430,142
  Class R4                  326,764          11,393,797           3,161              99,691
  Class R5                1,158,290          39,256,487           1,661              50,000
  Class 529A                  5,673             196,418           3,983             122,732
  Class 529B                    818              26,951             651              18,977
  Class 529C                    783              25,439           1,913              54,507
--------------------------------------------------------------------------------------------
                         13,755,230        $476,936,549      16,224,514        $506,112,221

Shares reacquired
  Class A               (20,509,905)      $(720,267,090)    (24,957,531)      $(788,464,425)
  Class B               (14,775,147)       (477,657,736)    (22,512,617)       (655,803,919)
  Class C                (1,778,506)        (57,188,481)     (2,474,983)        (71,700,252)
  Class I                  (726,894)        (26,250,252)       (723,741)        (23,160,314)
  Class R                  (191,543)         (6,649,749)       (253,440)         (8,059,311)
  Class R1                  (26,153)           (835,239)        (11,106)           (342,801)
  Class R2                  (12,864)           (413,264)            (86)             (2,546)
  Class R3                  (94,050)         (3,263,488)        (49,858)         (1,599,273)
  Class R4                  (68,625)         (2,386,192)             --                  --
  Class R5                  (95,184)         (3,415,061)             --                  --
  Class 529A                   (298)            (10,424)           (861)            (26,766)
  Class 529B                   (737)            (23,189)         (1,525)            (43,532)
  Class 529C                    (55)             (1,644)            (13)               (400)
--------------------------------------------------------------------------------------------
                        (38,279,961)    $(1,298,361,809)    (50,985,761)    $(1,549,203,539)

                                   YEAR ENDED                          YEAR ENDED
                                    11/30/06                           11/30/05(i)
                           SHARES            AMOUNT            SHARES            AMOUNT

Net change
  Class A               (10,924,557)      $(382,899,045)    (12,277,926)      $(388,160,009)
  Class B               (13,146,959)       (424,763,277)    (20,294,274)       (590,980,117)
  Class C                (1,514,864)        (48,664,386)     (2,061,379)        (59,558,099)
  Class I                  (446,644)        (16,039,841)       (395,357)        (12,438,286)
  Class R                  (118,331)         (4,088,894)        167,290           4,975,758
  Class R1                   58,757           1,885,438          22,438             654,527
  Class R2                   98,994           3,274,132          10,034             308,830
  Class R3                  141,444           4,808,031          58,957           1,830,869
  Class R4                  258,139           9,007,605           3,161              99,691
  Class R5                1,063,106          35,841,426           1,661              50,000
  Class 529A                  5,375             185,994           3,122              95,966
  Class 529B                     81               3,762            (874)            (24,555)
  Class 529C                    728              23,795           1,900              54,107
--------------------------------------------------------------------------------------------
                        (24,524,731)      $(821,425,260)    (34,761,247)    $(1,043,091,318)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended November 30, 2006, the fund's commitment fee and interest expense were $23,050 and $2,154, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust II and the Shareholders of
MFS Emerging Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Emerging Growth Fund (one of the portfolios comprising MFS Series Trust II) (the "Trust") as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Emerging Growth Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 18, 2007

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of January 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(S) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------             ----------------    ---------------    --------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee             February 2004      Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee             February 2004      Massachusetts Financial Services
(born 8/08/46)                                                         Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair   February 1992      Private investor; Eastern
(born 5/01/36)                  of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee             January 2006       Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee             August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                         Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee             January 2004       Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                         products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee             December 1993      Private investor and real estate
(born 9/27/41)                                                         consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee             December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee             July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                         Partner

J. Dale Sherratt                Trustee             August 1993        Insight Resources, Inc.
(born 9/23/38)                                                         (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee             March 2005         Private investor; Prism Venture
(born 8/05/57)                                                         Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee             January 2006       Retired (since 1999);
(born 5/18/41)                                                         PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President           November 2005      Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer           September 2005     Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant           July 2005          Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003)

Ethan D. Corey(k)               Assistant           July 2005          Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant           July 2005          Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant           September 2005     Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant           July 2005          Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant           June 2006          Massachusetts Financial Services
(born 3/07/73)                  Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant           April 1997         Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant           May 2005           Massachusetts Financial Services
(born 3/07/50)                  Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant           July 2005          Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and       January 2006       Massachusetts Financial Services
(born 5/01/52)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief   June 2004          Tarantino LLC (provider of
(born 3/07/44)                  Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant           September 1990     Massachusetts Financial Services
(born 6/12/60)                  Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                             CUSTODIANS
Massachusetts Financial Services Company                       State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                     225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                    JPMorgan Chase Bank
MFS Fund Distributors, Inc.                                    One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741                     New York, NY 10081

PORTFOLIO MANAGER                                              INDEPENDENT REGISTERED PUBLIC
Eric B. Fischman                                               ACCOUNTING FIRM
                                                               Deloitte & Touche LLP
                                                               200 Berkeley Street, Boston, MA 02116


BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one- year period and the 4th quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction on assets over $2.5 billion, which is in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and the total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a breakpoint (adjusted as a result of the fee reduction described above). The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of
Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the series of the Registrant (the series referred to as the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended November 30, 2006 and 2005, audit fees billed to the Fund by Deloitte were as follows:

                                                 Audit Fees
           FEES BILLED BY DELOITTE:           2006        2005
                                              ----        ----

             MFS Emerging Growth Fund        47,278      46,078

For the fiscal years ended November 30, 2006 and 2005, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                     Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
   FEES BILLED BY DELOITTE:            2006         2005           2006          2005           2006           2005
                                       ----         ----           ----          ----           ----           ----
     To MFS Emerging Growth Fund             0           0        8,600         10,300              0             0


     To MFS and MFS Related          1,047,925     726,371            0         30,000        429,071       858,675
     Entities of  MFS
     Emerging Growth Fund*

   AGGREGATE FEES FOR NON-AUDIT SERVICES:
                                                    2006               2005
                                                    ----               ----

       To MFS Emerging Growth                    1,628,781          1,665,742
       Fund, MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 18, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 18, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 18, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.